LOANS AND ALLOWANCE FOR LOAN LOSSES (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2010 Loans Greek [Member] EUR (€)	Dec. 31, 2009 Loans Greek [Member] EUR (€)	Dec. 31, 2010 Loans Foreign [Member] EUR (€)	Dec. 31, 2009 Loans Foreign [Member] EUR (€)	Dec. 31, 2010 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2010 Loans Current [Member] EUR (€)		Dec. 31, 2010 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2010 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Total [Member] EUR (€)
Consumer:
Residential mortgages					€ 19,544,275	€ 19,411,436	€ 4,725,702	€ 3,841,014
Credit card					1,773,156	1,913,804	3,503,593	2,403,912
Auto financing					405,734	433,563	205,996	263,254
Other consumer					4,852,444	4,890,722	3,084,471	2,680,275
Total consumer					26,575,609	26,649,525	11,519,762	9,188,455
Commercial:
Industry and mining					3,675,468	3,471,756	2,974,037	2,653,578
Small scale industry					2,090,239	2,066,500	1,449,556	1,663,914
Trade					7,788,532	8,280,514	3,784,789	3,412,668
Construction					1,226,936	1,252,555	1,597,771	1,461,677
Tourism					484,394	493,206	396,622	335,369
Shipping and transportation					2,152,631	1,876,137	780,670	676,727
Commercial mortgages					880,697	925,085	700,715	613,213
Public sector					8,860,862	8,522,357	392,521	383,686
Other					247,319	421,479	1,707,828	1,697,936
Total commercial					27,407,078	27,309,589	13,784,509	12,898,768
Total loans					53,982,687	53,959,114	25,304,271	22,087,223
Unearned income					(58,824)	(28,711)	(189,694)	(183,722)
Loans, net of unearned income	113,626,279	79,038,440	75,833,904		53,923,863	53,930,403	25,114,577	21,903,501
Less: Allowance for loan losses	(4,564,987)	(3,175,405)	(2,065,178)	(1,232,626)	(2,122,803)	(1,325,085)	(1,052,602)	(740,093)
Total Net Loans	109,061,292	75,863,035	73,768,726		51,801,060	52,605,318	24,061,975	21,163,408
Greek
Residential mortgages									932,421	1,804,213	2,736,634	16,807,641	[1]	0	19,544,275	582,407	1,221,806
Credit card									106,041	490,398	596,439	1,176,717	[1]	0	1,773,156	46,866	443,532
Other consumer									286,487	1,145,713	1,432,200	3,825,978	[1]	0	5,258,178	36,534	1,109,179
Small business loans									197,777	745,299	943,076	3,279,205	[1]	0	4,222,281	23,482	721,817
Other commercial loans									281,222	893,968	1,175,190	22,009,607	[1]	0	23,184,797	41,997	851,971
Total Greek loans									1,803,948	5,079,591	6,883,539	47,099,148	[1]	0	53,982,687	731,286	4,348,305
Residential mortgages									204,578	158,984	363,562	3,811,916	[1]	550,224	4,725,702	97	158,887
Credit card									77,014	327,366	404,380	3,099,213	[1]	0	3,503,593	0	327,366
Other consumer									140,375	351,502	491,877	2,798,590	[1]	0	3,290,467	780	350,722
Small business loans									150,102	403,044	553,146	1,168,265	[1]	0	1,721,411	67,684	335,360
Other commercial loans									494,221	1,104,962	1,599,183	10,455,032	[1]	8,883	12,063,098	200,315	904,646
Total foreign loans									1,066,290	2,345,858	3,412,148	21,333,016	[1]	559,107	25,304,271	268,876	2,076,981
Total loans									2,870,238	7,425,449	10,295,687	68,432,164	[1]	559,107	79,286,958	1,000,162	6,425,286
Greek
Satisfactory																		1,317,834	20,428,464	21,746,298
Watchlist																		1,889,368	2,021,343	3,910,711
Substandard																		1,015,079	734,990	1,750,069
Total Greek																		4,222,281	23,184,797	27,407,078
Satisfactory																		1,121,790	10,529,810	11,651,600
Watchlist																		192,343	819,501	1,011,844
Substandard																		407,278	713,787	1,121,065
Total Foreign																		1,721,411	12,063,098	13,784,509
Total																		5,943,692	35,247,895	41,191,587
Allowance For Loan Losses [Abstract]
Balance at beginning of year		2,065,178	1,232,626	1,132,952	2,122,803	1,325,085	1,052,602	740,093
Provision for loan losses	(1,732,310)	(1,204,995)	(998,448)	(425,537)
Write-offs		(140,371)	(196,312)	(322,240)
Recoveries		23,249	29,663	42,433
Net Write-offs		(117,122)	(166,649)	(279,807)
Translation differences		22,354	753	(46,056)
Allowance at end of year	$ 4,564,987	€ 3,175,405	€ 2,065,178	€ 1,232,626	€ 2,122,803	€ 1,325,085	€ 1,052,602	€ 740,093

[1]	(1) loans less than 30 days past due are included in current loans